SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

34.	SUBSEQUENT EVENTS

•	Category change and share redemption

Continuing the OPA procedures, on January 25, 2024, the Securities and Exchange Commission (“CVM”) granted the request for conversion from category “A” to “B” of Companhia Estadual de Geração de Energia Elétrica – CEEE-G (“CEEE-G”). And on February 21, 2024, the Extraordinary General Assembly of CEEE-G approved the redemption and cancellation of 98,375 (ninety-eight thousand, three hundred and seventy-five shares) of which 41,896 (forty-one thousand, eight hundred and ninety and six) common shares and 56,479 (fifty-six thousand, four hundred and seventy-nine) preferred shares issued by CEEE-G, without changing the Company's share capital, in accordance with article 4, paragraph 5, of the Brazilian Corporation Law.

•	News published in the media

On February 22, 2024, the Company informed its shareholders and the market in general that an offer was presented to acquire assets of InterCement Participações S.A. The offer was presented within the scope of a competitive process still in progress, and its confidential provisions describe a series of precedent conditions for defining the terms and conditions of an eventual transaction and its potential implementation, which are usual in operations of a similar nature, including, expressly, prior approval by the Administrative Council for Economic Defense – CADE, if binding documents are to be signed. The Offer is under evaluation by the respective seller and, furthermore, no binding documents have been signed with any counterparty that generate an obligation or firm commitment to carry out the potential transaction.

•	Acquisition of Panatlantica S.A.

In continuation of the Share Purchase and Sale Agreement and Other Covenants (“Agreement”) entered into on October 27, 2023, the Company concluded on January 15, 2024 the acquisition of 18.61% of the shares issued by Panatlântica S.A. to total price of R$150 million, to be paid in national currency in 6 (six) annual installments, the first being on January 15, 2024 and the others on the five subsequent anniversaries of the closing date of the Operation, as provided for in the Contract. As a result of the operation and under the terms set out in the Purchase and Sale Agreement, CSN now holds shares issued by Panatlântica S.A. representing 29.91% of the share capital.

•	Offering of debt securities (Notes)

On February 8, 2024, the Company announced that it had priced the reopening of the offering of debt securities called Notes issued in December 2023 in the foreign market by its subsidiary CSN Resources S.A. in the amount of US$200 million with maturity in 2030 and interest of 8.875% per year. The Notes will be guaranteed, unconditionally and irrevocably, by the Company. The total aggregate value of the Notes upon reopening will be US$700,000,000.00. The settlement of the Notes is scheduled for February 13, 2024.

•	Debentures

On April, 16, 2024, the Board of Directors approved its 15th issuance of simple debentures, not convertible into shares, of the unsecured type, in up to two series, in the total value of R$800,000,000.00 (eight hundred million reais), with a nominal unit value of R$ $1,000.00, on the date of issue.